UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-5104



                          Capital World Bond Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2004

                    Date of reporting period: March 31, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

CAPITAL WORLD BOND FUND

[cover: computer screen and keyboard with cup of coffee, tablet of paper and pencil, and two passports with airline tickets inside]

Semi-annual report for the six months ended March 31, 2004

CAPITAL WORLD BOND FUND(R) seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2004:

                                               1 YEAR      5 YEARS     10 YEARS
CLASS A SHARES
Reflecting 3.75% maximum sales charge          +12.16%     +6.75%       +6.87%

The fund's 30-day yield for Class A shares as of April 30, 2004, calculated in accordance with the Securities and Exchange Commission formula, was 3.23%. The fund's distribution rate for Class A shares as of that date was 4.12%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 36. Please see the inside back cover for important information about other share classes.

FIGURES SHOWN ON THESE TWO PAGES ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 3.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. Investing in non-U.S. bonds is subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation and illiquidity. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. For more complete information, please read the prospectus.

FELLOW SHAREHOLDERS:

For the first half of its 2004 fiscal year, Capital World Bond Fund recorded a total return of 7.2%. Security price gains, currency fluctuations and interest income all contributed to strong results for the period.

For the six months ended March 31, 2004, the fund paid dividends totaling 64 cents a share. These dividends were derived from interest paid by securities held in the fund's portfolio as well as currency gains that were realized by the fund. Those who reinvest dividends recorded an income return of 3.52% (7.04% annualized), while those who elect to receive dividends in cash posted an income return of 3.48% (6.96% annualized). Over the same period, the fund's share value rose 3.65%.

The fund's total return surpassed the 6.1% return of the Lehman Brothers Global Aggregate Bond Index, which is unmanaged and does not include expenses. In addition, the fund's results outpaced the 5.6% average return of 93 global income funds monitored by Lipper, the mutual fund tracking service.

A BROAD GLOBAL OVERVIEW

Over the six-month period, bond yields declined in most major markets as investors worried about the magnitude and sustainability of economic growth occurring in developed countries. (A bond's price rises as its yield declines.) Importantly, inflation remained relatively subdued in the world's developed economies, despite strong increases in energy and commodity prices during the past year. Additionally, labor markets in Europe and North America exhibited ongoing weakness, creating a more favorable climate for low interest rates.

                                                                AVERAGE ANNUAL       CUMULATIVE
(AS OF MARCH 31, 2004, WITH ALL DISTRIBUTIONS REINVESTED)        TOTAL RETURN       TOTAL RETURN

Results at a glance
1 year                                                                 --               +16.5%
5 years                                                              +7.6%              +44.1
10 years                                                             +7.3              +102.0
Lifetime (since August 4, 1987)                                      +8.1              +264.7

Economic and market conditions, however, vary from country to country and are subject to continual change. In the weeks immediately following the close of the period, for example, U.S. Treasury yields climbed sharply on news of strengthening employment, robust retail sales and rising consumer prices. That rapid rise erased most of the gains logged by U.S. government bonds over the prior six months. In local currency terms, non-U.S. bonds generally fared better during this April selloff.

Several factors differentiated European markets from that of the United States. Although yields generally declined during the reporting period, interest rates remained slightly higher than in the United States, even as most European economies generated only tepid growth. These conditions sustained a somewhat more favorable environment for bond prices and helped buffer European markets from the April selloff that hurt U.S. bonds. The United Kingdom, we should note, stands apart from its continental kin. Its labor markets remain relatively tight and rising real estate prices have nurtured concerns about inflation.

Steady signs of faster economic growth in Japan gave a lift to stock prices in that country, but deflation kept a lid on its bond market. Yields on Japanese government debt remain much lower than those of comparable bonds in other developed countries; but as growth takes hold in the region, deflation may be ending for the time being and higher bond yields may result.

HOW THE FUND RESPONDED

During the reporting period, Capital World Bond Fund shareholders benefited from a rise in the value of major currencies against the U.S. dollar. Despite weakness late in the period, the euro was up 5.4% against the dollar by the end of March and the yen ended 7.1% higher. The Canadian and Australian dollars and non-euro currencies of Europe, such as the Swedish krona and the British pound, also strengthened against the U.S. dollar. These advances served to magnify returns on debt denominated in currencies of those countries, as can be seen in the table on page 4. Changes in currency relations had a positive effect on a variety of fund holdings, notably its euro-denominated bonds, which totaled 34.2% of portfolio holdings at the end of the period.

The fund's corporate holdings, which include both investment-grade and high-yield bonds, also contributed to the recent strong returns. Among the standout holdings were bank issuers (German and Japanese) and wireless and diversified telecommunications services (mainly European). Corporate bonds of both U.S. and non-U.S. issuers total some 25% of the fund's net assets.

Finally, bonds from developing countries continued to post solid gains, many besting the returns of major developed nations. The fund's holdings in Turkey and Hungary are two examples; both posted attractive returns and aided the fund's results. But not every bond was a winner. The fund's relatively small position in debt of the Dominican Republic weakened significantly as the repercussions of a severe banking crisis and imminent elections raised concerns about timely debt payments on the country's bonds.

SETTING SIGHTS ON THE FUTURE

During this fiscal first half, net assets of Capital World Bond Fund grew more than 40%, and the number of shareholder accounts increased 34%. While we are heartened by this growth, we remind investors that the returns of the recent period were extraordinary. Over the long term, the fund has delivered attractive returns, but at a more moderate pace than that of recent months. Shareholders should understand that bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. We encourage all shareholders to set realistic goals for their investments. The table on page 1 provides a sketch of the fund's historic returns.

With the potential for higher rates overhanging the U.S. bond market, we believe that overseas markets could continue to offer investors some of the most attractive fixed-income opportunities in the near term. Further appreciation in European and Asian currencies would only enhance the appeal of these investments. With its sweeping global reach and ready access to non-U.S. bonds, Capital World Bond Fund offers its shareholders a timely and attractive means for diversifying their portfolios.

We thank you for your continued confidence and support.

Cordially,

/s/ Paul G. Haaga, Jr.                  /s/ Abner D. Goldstine
Paul G. Haaga, Jr.                      Abner D. Goldstine
Chairman of the Board                   President

May 14, 2004

Past results are not predictive of results in future periods. Current and future results may be lower or higher than past results. Share prices and returns will vary, so investors may lose money.

For current information about the fund, visit americanfunds.com.


PORTFOLIO SUMMARY  as of March 31, 2004


                                                PERCENT OF
PORTFOLIO BY TYPE OF SECURITY                   NET ASSETS

[begin pie chart]

Non-U.S. government/agency securities              55.8%
Non-U.S. corporate bonds                           15.7
U.S. corporate bonds                                9.4
U.S. Treasury notes & bonds                         8.8
Mortgage- and asset-backed securities               3.7
U.S. government agency notes & bonds                0.8
Equity-related securities                           0.1
Municipal securities                                0.1
Cash & equivalents                                  5.6

[end pie chart]


QUALITY BREAKDOWN

INVESTMENT-GRADE BONDS                             80.2 %
NON-INVESTMENT-GRADE BONDS                         14.1
   Corporate bonds                                  7.5
   Developing country bonds                         6.6
EQUITY-RELATED SECURITIES                           0.1
CASH & EQUIVALENTS                                  5.6


WHERE THE FUND INVESTED (by currency)
                                          CAPITAL WORLD BOND FUND
                                                       Net assets

                                               Currency weighting
Country                                           (after hedging)

European Monetary Union (1)                          34.2 %
United States                                        27.4  (2)
Japan                                                22.1
Sweden                                                2.2
Denmark                                               2.2
United Kingdom                                        2.1
Hungary                                               2.0
Poland                                                2.0
Canada                                                1.4
Turkey                                                1.1
Norway                                                0.9
South Korea                                           0.9
New Zealand                                           0.9
Australia                                             0.6


HOW GLOBAL MARKETS FARED

                             GOVERNMENT BOND MARKET TOTAL RETURNS  (3)
                                  Six months ended March 31, 2004

                                In local
Country                         currency          In U.S. dollars

European Monetary Union (1)       2.6 %               8.3 %
United States                     2.5                 2.5
Japan                             0.7                 8.2
Sweden                            4.0                 6.7
Denmark                           2.8                 8.2
United Kingdom                    1.7                12.5
Hungary                            -                   -
Poland                            0.6                 2.5
Canada                            3.8                 6.6
Turkey                             -                   -
Norway                            5.2                 8.1
South Korea                        -                   -
New Zealand                       3.1                15.5
Australia                         2.2                15.3

(1) European Monetary Union consists of Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain
(2)  Includes U.S. dollar-denominated bonds of other countries.
(3) Source: Citigroup World Government Bond Index, based on bonds with reamining maturities of at least one year. This index does not provide returns for Turkey, South Korea or Hungary.



INVESTMENT PORTFOLIO, March 31, 2004                                unaudited


                                                                                                PRINCIPAL             MARKET
                                                                                              AMOUNT (000)            VALUE
BONDS AND NOTES - 94.33%                                                                        OR SHARES             (000)

EURO - 36.05%
German Government:
 7.50% 2004                                                                               Euro         45          US$    57
 6.50% 2005                                                                                         2,750              3,605
 6.875% 2005                                                                                        1,940              2,512
 4.50% 2006                                                                                         2,065              2,668
 6.00% 2006                                                                                           500                655
 6.00% 2007                                                                                           600                814
 5.25% 2008                                                                                        30,321             40,567
 4.50% 2009                                                                                         5,500              7,199
 5.375% 2010                                                                                       11,650             15,881
 5.25% 2011                                                                                        25,470             34,639
 5.00% 2012                                                                                         9,200             12,300
 6.25% 2024                                                                                         9,750             14,534
 6.25% 2030                                                                                        10,900             16,437
 5.50% 2031                                                                                         3,500              4,800
French Government:
 OAT 5.25% 2008                                                                                     3,489              4,680
 OAT 4.00% 2009                                                                                    32,300             41,383
 OAT 5.00% 2011                                                                                    16,220             21,649
 OAT Strip Principal 0% 2019                                                                       15,200              9,241
 OAT 5.50% 2029                                                                                     3,500              4,780
Netherlands Government:
 5.25% 2008                                                                                         5,750              7,732
 3.75% 2009                                                                                         9,045             11,447
 5.50% 2010                                                                                         4,000              5,499
 5.00% 2012                                                                                         6,495              8,677
 7.50% 2023                                                                                         1,500              2,525
 5.50% 2028                                                                                         3,310              4,523
Spanish Government:
 6.00% 2008                                                                                         8,090             11,121
 6.15% 2013                                                                                         9,588             13,796
Bayer Hypo-Vereinsbank 6.00% 2014                                                                  10,470             14,175
HVB Funding Trust VIII 7.055% (undated)                                                             6,880              9,534
Bayerische Vereinsbank 5.50% 2008 (1)                                                                 750              1,008
Finland (Republic of) 5.75% 2011                                                                   17,340             24,212
United Mexican States Government Eurobonds, Global 7.50% 2010                                       8,950             12,651
Greece (Republic of):
 8.80% 2007                                                                                         5,047              7,379
 8.60% 2008                                                                                         1,994              2,972
 7.50% 2013                                                                                         1,108              1,726
Deutsche Telekom International Finance BV: (2)
 7.50% 2007                                                                                           250                347
 7.125% 2011                                                                                        2,105              3,006
 8.125% 2012                                                                                        5,345              8,209
Edison SPA:
 7.625% 2007 (2)                                                                                    3,690              5,096
 5.125% 2010                                                                                        3,940              5,048
Belgium (Kingdom of) 4.25% 2014                                                                     8,090             10,129
Bulgaria (Republic of) 7.50% 2013                                                                   5,788              8,319
Romania (Republic of):
 10.625% 2008                                                                                       3,565              5,432
 8.50% 2012                                                                                         1,735              2,566
Veolia Environnement:
 5.875% 2008                                                                                        1,500              2,016
 4.875% 2013                                                                                        3,550              4,452
Telecom Italia SpA:
 5.625% 2007                                                                                        2,280              2,989
 7.00% 2011                                                                                           750              1,070
 6.25% 2012                                                                                         1,760              2,405
NGG Finance PLC:
 5.25% 2006                                                                                         2,000              2,595
 6.125% 2011                                                                                        2,715              3,716
British Telecommunications PLC: (2)
 6.375% 2006                                                                                        3,000              3,937
 7.125% 2011                                                                                        1,130              1,629
France Telecom:
 7.50% 2008 (2)                                                                                     3,030              4,233
 7.00% 2009                                                                                           900              1,283
HSBC Capital Funding LP 8.03% noncumulative preferred (undated) (2)                                 2,570              3,911
Household Finance Corp. 5.125% 2009                                                                 1,000              1,317
National Westminster Bank PLC 6.625% (undated) (2)                                                  3,000              4,193
Royal Bank of Scotland PLC 4.875% 2009                                                                250                326
Skandinaviska Enskilda Banken AB 5.625% 2012 (2)                                                    3,400              4,513
mmO2 6.375% 2007                                                                                    3,150              4,218
Rheinische Hypothekenbank Eurobond 4.25% 2008 (1)                                                   3,000              3,869
MBNA Europe Funding PLC 6.50% 2007                                                                  2,700              3,630
TDC A/S 5.20% 2010                                                                                  2,500              3,248
Mizuho Financial Group (Cayman) Ltd. 4.75% 2014 (2)                                                 2,325              2,918
BNP Paribas Capital Trust III 6.625% (undated)                                                      1,700              2,397
BNP Paribas 5.25% 2014 (2)                                                                            250                333
Banque Centrale de Tunisie 4.75% 2011                                                               2,000              2,449
Bank of America Corp. 3.625% 2008                                                                   1,850              2,321
E.ON International Finance BV 5.75% 2009                                                            1,700              2,315
Standard Chartered Bank 5.375% 2009                                                                 1,650              2,188
Ireland (Republic of) Eurobond:
 4.25% 2007                                                                                         1,000              1,293
 5.00% 2013                                                                                           630                841
RWE Finance BV:
 5.50% 2007                                                                                         1,250              1,662
 6.125% 2012                                                                                          250                349
HBOS PLC 6.05% (undated) (2)                                                                          880              1,201
Halifax Group Euro Finance (Jersey) LP 7.627% (undated) (2)                                           500                741
Barclays Bank PLC 7.50% (undated) (2)                                                               1,300              1,909
ING Bank NV 5.50% 2012                                                                              1,100              1,477
International Paper Co. 5.375% 2006                                                                 1,135              1,471
Antenna TV SA 9.75% 2008                                                                            1,000              1,257
Corporacion Andina de Fomento 4.75% 2004                                                            1,000              1,232
Munich Re Finance BV 6.75% 2023                                                                       850              1,179
Svenska Handelsbanken AB 5.50% 2011 (2)                                                               900              1,167
Telefonica Europe BV 5.125% 2013                                                                      885              1,140
Ford Motor Credit Co. 6.75% 2008                                                                      800              1,055
International Endesa BV 5.375% 2013                                                                   800              1,050
UPM-Kymmene Corp. 6.125% 2012                                                                         770              1,046
Telenet Communication NV 9.00% 2013                                                                   750                941
Commerzbank AG, Series 360, 6.125% 2011                                                               520                711
Societe Generale 5.625% 2012                                                                          440                596
Landesbank Hessen-Thueringen 5.50% 2015                                                               440                593
UniCredito Italiano SpA 5.00% 2011 (2)                                                                455                590
Governor and Company of the Bank of Ireland 6.45% 2010                                                415                584
AT&T Corp. 6.75% 2006 (2) (3)                                                                         250                335
                                                                                                                     524,421

JAPANESE YEN  -  9.72%
Japanese Government:
 0.10% 2004                                                                               Yen   4,857,750             46,639
 0.40% 2006                                                                                       150,000              1,447
 0.90% 2008                                                                                     4,375,000             42,661
 1.80% 2010                                                                                     1,765,000             17,909
 0.50% 2013                                                                                     1,999,000             17,746
Fannie Mae 2.125% 2007                                                                            570,000              5,791
Spain (Kingdom of) 3.10% 2006                                                                     370,000              3,789
Ontario (Province of) 1.875% 2010                                                                 225,000              2,250
SHL 1999-1 Corp. Ltd.:
 Class A-2, 0.751% 2024 (1)  (2)                                                                   77,890                749
 Class A-3, 2.09% 2024 (1)                                                                        149,788              1,461
KfW International Finance Inc. 1.75% 2010                                                         100,000              1,006
                                                                                                                     141,448

SWEDISH KRONOR  -  2.37%
Swedish Government:
 3.50% 2006                                                                               SKr      14,000              1,890
 8.00% 2007                                                                                        13,000              1,995
 5.00% 2009                                                                                        94,250             13,350
 5.25% 2011                                                                                        92,000             13,207
AB Spintab 6.00% 2009                                                                              28,000              4,085
                                                                                                                      34,527

BRITISH POUNDS  -  2.33%
United Kingdom:
 8.50% 2005                                                                               Lira      7,500             14,713
 7.25% 2007                                                                                           500              1,002
 5.00% 2008                                                                                         4,150              7,747
 4.00% 2009                                                                                         1,250              2,239
 5.00% 2014                                                                                         3,150              5,922
 6.00% 2028                                                                                           350                772
Halifax Building Society 11.00% 2014                                                                  400              1,035
Monumental Global Funding Ltd., Series 2001-N, 5.75% 2007                                             235                437
                                                                                                                      33,867

DANISH KRONER  -  2.16%
Denmark (Kingdom of):
 7.00% 2004                                                                               DKr       2,500                427
 5.00% 2005                                                                                        21,000              3,598
 6.00% 2009                                                                                        67,800             12,676
Nykredit: (1)
 6.00% 2029                                                                                         8,725              1,515
 7.00% 2029                                                                                           291                 52
 5.00% 2035                                                                                        34,586              5,666
Realkredit Danmark A/S 5.00% 2035 (1)                                                              36,110              5,916
Danske Kredit: (1)
 6.00% 2029                                                                                         9,093              1,579
 7.00% 2029                                                                                           157                 28
                                                                                                                      31,457

HUNGARIAN FORINTS  -  2.04%
Hungarian Government:
 7.00% 2006                                                                                HUF  1,650,000              7,740
 8.50% 2006                                                                                       580,000              2,805
 6.25% 2007                                                                                     2,586,630             11,715
 Class C, 6.25% 2008                                                                              550,000              2,464
 6.75% 2013                                                                                     1,070,000              4,889
                                                                                                                      29,613

POLISH ZLOTY  -  1.95%
Polish Government:
 8.50% 2006                                                                               PLZ      89,250             24,291
 8.50% 2006                                                                                         4,000              1,077
 6.00% 2010                                                                                        12,000              3,007
                                                                                                                      28,375

CANADIAN DOLLARS  -  1.14%
Canadian Government:
 7.25% 2007                                                                               C$          250                216
 4.25% 2008                                                                                         7,750              6,135
 5.50% 2010                                                                                        10,700              8,911
 8.00% 2023                                                                                         1,200              1,262
                                                                                                                      16,524

TURKISH LIRA  -  1.12%
Turkish Treasury Bill:
 0% 2004                                                                              TRL  14,353,300,000              9,706
 0% 2004                                                                                    5,500,000,000              3,869
 0% 2005                                                                                    4,351,000,000              2,656
                                                                                                                      16,231

NORWEGIAN KRONER  -  0.96%
Norwegian Government:
 6.75% 2007                                                                           NOK          15,200              2,448
 6.00% 2011                                                                                        70,500             11,557
                                                                                                                      14,005

SOUTH KOREAN WON - 0.93%
Korea Treasury Bond 4.50% 2008                                                        KRW      15,700,000             13,534


NEW ZEALAND DOLLARS  -  0.62%
New Zealand Government:
 6.50% 2013                                                                           NZ$           3,000              2,099
 4.50% 2016  (4)                                                                                    9,592              6,960
                                                                                                                       9,059

AUSTRALIAN DOLLARS  -  0.33%
News America Holdings Inc. 8.625% 2014                                                A$            5,050              3,973
Australian Government 6.75% 2006                                                                    1,000                793
                                                                                                                       4,766

MEXICAN PESOS  -  0.00%
United Mexican States Government, Series M10, 10.50% 2011                             MXP              11                  1


U.S. DOLLARS  -  32.61%
U.S. Treasury notes & bonds:
 1.875% 2004                                                                          US$           1,000              1,004
 2.00% 2004                                                                                           750                755
 5.875% 2004                                                                                        3,125              3,218
 1.125% 2005 (5)                                                                                    5,695              5,689
 6.75% 2005 (5)                                                                                     7,250              7,696
 3.50% 2006                                                                                        21,050             21,945
 6.875% 2006 (5)                                                                                      750                832
 4.375% 2007                                                                                       20,500             21,929
 4.75% 2008 (5)                                                                                     9,000              9,818
 5.75% 2010 (5)                                                                                    15,800             18,143
 5.00% 2011 (5)                                                                                     6,750              7,439
 3.00% 2012  (4)                                                                                    5,978              6,791
 3.875% 2013                                                                                        2,410              2,443
 4.25% 2013 (5)                                                                                     3,000              3,109
 7.50% 2016 (5)                                                                                     1,000              1,319
 8.875% 2017                                                                                          750              1,099
 6.125% 2027 (5)                                                                                    2,550              3,009
 5.25% 2029 (5)                                                                                    10,500             11,099
 6.25% 2030                                                                                           890              1,074
Russian Federation:
 8.25% 2010                                                                                         9,450             10,751
 5.00% 2030 (6)                                                                                    15,200             15,295
Fannie Mae:
 4.25% 2007 (5)                                                                                     2,875              3,041
 6.00% 2008 (5)                                                                                       750                844
 6.00% 2013 (1) (5)                                                                                 1,317              1,392
 6.00% 2015 (1) (5)                                                                                   853                902
 Series 2002-W7, Class A-2, 4.80% 2022 (1) (5)                                                        636                637
 Series 2001-4, Class GA, 10.223% 2025 (1)  (2)                                                        73                 83
 3.815% 2033 (1)  (2) (5)                                                                           3,790              3,846
 5.50% 2033 (1) (5)                                                                                 2,893              2,969
Brazil (Federal Republic of):
 9.25% 2010                                                                                         2,325              2,418
 Bearer 8.00% 2014 (7)                                                                              7,512              7,361
 11.00% 2040                                                                                        2,700              2,897
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (undated) (2)  (3)           5,370              6,095
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated) (2) (3)                  4,125              4,857
Mizuho Financial Group (Cayman) Ltd. 5.79% 2014 (3)                                                 1,050              1,079
Dominican Republic:
 9.50% 2006 (3)                                                                                     2,600              2,015
 9.50% 2006                                                                                         1,750              1,356
 9.04% 2013 (3)                                                                                     5,700              4,132
 9.04% 2013                                                                                         1,000                725
DBS Capital Funding Corp., Series A, 7.657% noncumulative
  guaranteed preference shares (undated) (2)  (3)                                                   3,800              4,467
Development Bank of Singapore Ltd.: (3)
 7.875% 2010 (5)                                                                                    2,250              2,744
 7.125% 2011                                                                                          800                942
Freddie Mac:
 3.50% 2007 (5)                                                                                     3,000              3,103
 6.00% 2017 (1) (5)                                                                                 1,089              1,153
 6.50% 2017 (1)                                                                                       240                256
 6.50% 2017 (1)                                                                                       120                129
 4.095% 2033 (1) (2) (5)                                                                            3,046              3,108
Colombia (Republic of):
 10.00% 2012                                                                                        1,050              1,224
 10.75% 2013                                                                                        3,500              4,223
Venezuela (Republic of):
 10.75% 2013 (3)                                                                                    2,635              2,767
 10.75% 2013                                                                                          565                593
 9.25% 2027                                                                                         1,120              1,002
 9.375% 2034                                                                                        1,000                885
Vodafone Group PLC:
 7.75% 2010                                                                                         2,250              2,715
 5.375% 2015                                                                                        2,000              2,100
Woori Bank 5.75% 2014 (2) (3)                                                                       4,500              4,753
General Motors Acceptance Corp.: (5)
 6.875% 2011                                                                                          765                831
 7.25% 2011                                                                                         3,500              3,890
Ukraine Government 7.65% 2013 (3)                                                                   4,500              4,714
DaimlerChrysler North America Holding Corp.:
 4.75% 2008                                                                                           530                553
 7.75% 2011                                                                                         3,500              4,094
Kazkommerts International BV:
 10.125% 2007                                                                                       1,000              1,113
 8.50% 2013 (3)                                                                                     2,000              2,130
JSC Kazkommertsbank 7.375% 2014 (3)                                                                 1,250              1,244
Korea First Bank 7.267% 2034 (2) (3)                                                                3,435              3,641
Deutsche Telekom International Finance BV: (2)
 8.50% 2010                                                                                         1,500              1,844
 9.25% 2032                                                                                         1,250              1,782
SK Telecom Co. Ltd. 4.25% 2011 (3)                                                                  3,500              3,526
Enersis SA 7.375% 2014 (3)                                                                          3,200              3,325
Guatemala (Republic of):
 10.25% 2011                                                                                        1,000              1,210
 10.25% 2011 (3)                                                                                      750                907
 9.25% 2013 (3)                                                                                       975              1,133
HCA Inc.:
 6.95% 2012 (5)                                                                                     1,000              1,092
 6.25% 2013 (5)                                                                                       500                522
 6.75% 2013                                                                                           370                399
Columbia/HCA Healthcare Corp.: (5)
 7.00% 2007                                                                                           600                662
 8.85% 2007                                                                                           485                550
American Tower Corp.: (5)
 9.375% 2009                                                                                        2,550              2,703
 7.50% 2012 (3)                                                                                       475                456
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010 (5)                                                2,760              3,146
Polish Government 5.25% 2014                                                                        3,000              3,135
Telecom Italia SpA, Series B, 5.25% 2013 (3)                                                        3,000              3,101
British Telecommunications PLC 8.375% 2010 (2)                                                      2,400              2,971
Peru (Republic of) 9.875% 2015                                                                      2,500              2,949
Ecuador (Republic of) 7.00% 2030 (2)                                                                3,000              2,681
Edison Mission Energy:
 10.00% 2008                                                                                        1,250              1,322
 7.73% 2009                                                                                           500                485
Homer City Funding LLC 8.734% 2026 (1) (5)                                                            700                780
State of Qatar 9.75% 2030                                                                           1,750              2,529
Burns Philp Capital Pty Ltd.: (3)
 9.50% 2010                                                                                           250                269
 10.75% 2011                                                                                          500                542
 9.75% 2012 (5)                                                                                     1,500              1,590
PETRONAS Capital Ltd. 7.00% 2012 (3)                                                                2,050              2,386
France Telecom: (2)
 8.20% 2006                                                                                           500                553
 8.75% 2011                                                                                         1,480              1,810
Qwest Services Corp.: (3) (5)
 13.00% 2007                                                                                        1,100              1,270
 13.50% 2010                                                                                          500                584
Qwest Capital Funding, Inc. 7.75% 2006                                                                500                505
Skandinaviska Enskilda Banken 6.875% 2009 (5)                                                       1,985              2,268
Crown Castle International Corp.:
 9.375% 2011                                                                                          500                545
 Series B, 7.50% 2013                                                                                 900                889
 7.50% 2013                                                                                           700                691
Telefonica Europe BV 7.75% 2010                                                                     1,750              2,117
Panama (Republic of):
 9.625% 2011                                                                                          280                335
 9.375% 2012                                                                                          120                142
 10.75% 2020                                                                                          750                951
 9.375% 2029                                                                                          130                149
 8.125% 2034                                                                                          500                505
Banque Centrale de Tunisie 7.375% 2012                                                              1,750              2,043
AES Corp.: (3)
 10.00% 2005 (1)                                                                                      604                622
 8.75% 2013 (5)                                                                                     1,250              1,381
Ras Laffan Liquefied Natural Gas Company Ltd. 3.437% 2009 (1) (3)                                   1,900              1,920
Six Flags, Inc.:
 9.50% 2009                                                                                           500                530
 9.75% 2013                                                                                           800                854
 9.625% 2014 (3)                                                                                      500                534
Graphic Packaging International, Inc. 8.50% 2011 (5)                                                1,650              1,848
Nextel Partners, Inc.:
 12.50% 2009 (5)                                                                                      171                202
 11.00% 2010                                                                                          250                279
 8.125% 2011 (5)                                                                                    1,275              1,355
Uruguay (Republic of):
 7.25% 2011                                                                                         1,000                915
 7.50% 2015                                                                                         1,000                867
Cendant Corp. 7.375% 2013                                                                           1,500              1,763
Millennium America Inc.: (5)
 9.25% 2008                                                                                           625                670
 7.625% 2026                                                                                        1,175              1,069
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (2)  (3)                                      1,500              1,725
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030 (1) (5)                       1,608              1,721
Worldspan, LP and WS Financing Corp. 9.625% 2011 (5)                                                1,600              1,720
Illinois Power Special Purpose Trust, Series 1998-1, Class A-6, 5.54% 2009 (1) (5)                  1,575              1,698
Terex Corp.:
 9.25% 2011                                                                                         1,100              1,237
 Class B, 10.375% 2011                                                                                400                458
Earle M. Jorgensen Co. 9.75% 2012 (5)                                                               1,500              1,695
Solectron Corp. 9.625% 2009 (5)                                                                     1,500              1,665
Jacuzzi Brands, Inc. 9.625% 2010 (5)                                                                1,500              1,665
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7,
  Class A-7, 3.842% 2033 (1)  (2) (5)                                                               1,638              1,653
Koninklijke KPN NV 8.00% 2010                                                                       1,340              1,635
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006 (5)                                 1,500              1,617
Northwest Airlines, Inc.:
 7.625% 2005 (5)                                                                                    1,000                980
 9.875% 2007                                                                                          400                344
 10.00% 2009                                                                                          350                285
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028 (1) (5)                               1,500              1,602
TFM, SA de CV:
 10.25% 2007                                                                                          585                608
 11.75% 2009                                                                                          170                172
 12.50% 2012                                                                                          715                804
Dynegy Holdings Inc. 10.125% 2013 (3) (5)                                                           1,425              1,571
Cinemark USA, Inc.:
 9.00% 2013 (5)                                                                                     1,120              1,224
 0%/9.75% 2014 (3)  (6)                                                                               500                312
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010 (1) (5)                                 1,500              1,525
Dobson Communications Corp.:
 13.00% senior exchangeable preferred 2009                                                            714 shares         500
 8.875% 2013 (5)                                                                            US$       670                529
American Cellular Corp., Series B, 10.00% 2011 (5)                                                    500                482
Nextel Communications, Inc.: (5)
 6.875% 2013                                                                                          750                801
 7.375% 2015                                                                                          625                680
Petrozuata Finance, Inc., Series B: (1)
 8.22% 2017 (3)                                                                                     1,060                970
 8.22% 2017                                                                                           525                480
Tenneco Automotive Inc. 10.25% 2013                                                                 1,250              1,444
Delta Air Lines, Inc.:
 7.70% 2005                                                                                         1,250              1,069
 10.00% 2008 (3)                                                                                      500                357
United Mexican States Government Global:
 4.625% 2008                                                                                        1,025              1,063
 10.375% 2009                                                                                         250                323
Bulgaria (Republic of) 8.25% 2015                                                                   1,127              1,386
Williams Companies, Inc. 8.625% 2010 (5)                                                            1,250              1,381
Univision Communications Inc. 7.85% 2011 (5)                                                        1,100              1,336
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034 (1) (5)          1,200              1,334
Charter Communications Holdings, LLC and Charter Communications Holdings
 '  Capital Corp. 10.25% 2010 (3)                                                                     500                517
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013 (3) (5)                                   500                512
Charter Communications Holdings, LLC 10.75% 2009                                                      325                286
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.545% 2033 (1)  (2) (5)            1,280              1,284
Carmike Cinemas, Inc. 7.50% 2014 (3) (5)                                                            1,250              1,278
Westpac Capital Trust IV 5.256% (undated) (3)                                                       1,250              1,250
GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-1, 5.83% 2033 (1) (5)            1,175              1,246
Indonesia (Republic of) 6.75% 2014 (3)                                                              1,250              1,241
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030 (1) (5)            1,100              1,237
Concentra Operating Corp., Series A, 13.00% 2009 (5)                                                1,095              1,210
Stoneridge, Inc. 11.50% 2012 (5)                                                                    1,000              1,198
William Lyon Homes, Inc. 10.75% 2013 (5)                                                            1,000              1,188
Turkey (Republic of) 9.50% 2014                                                                     1,000              1,185
Pathmark Stores, Inc. 8.75% 2012 (5)                                                                1,125              1,181
KinderCare Learning Centers, Inc., Series B, 9.50% 2009 (5)                                         1,152              1,176
Owens-Illinois, Inc.:
 7.35% 2008                                                                                           400                396
 7.50% 2010 (5)                                                                                       600                578
Owens-Brockway Glass Container Inc.:
 8.875% 2009                                                                                           25                 27
 7.75% 2011                                                                                           160                168
General Electric Capital Corp., Series A, 6.75% 2032 (5)                                            1,000              1,159
LBI Media, Inc. 10.125% 2012 (5)                                                                    1,000              1,148
Potlatch Corp. 10.00% 2011 (5)                                                                      1,000              1,135
Gray Communications Systems, Inc. 9.25% 2011 (5)                                                    1,000              1,123
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-2, 10.98% 2031 (1)  (3) (5)     1,000              1,122
Ford Motor Credit Co. 7.875% 2010 (5)                                                               1,000              1,120
Radio One, Inc., Series B, 8.875% 2011 (5)                                                          1,000              1,115
J.C. Penney Co., Inc.:
 7.60% 2007                                                                                           600                672
 8.25% 2022 (1)                                                                                       425                442
UFJ Finance Aruba AEC 6.75% 2013                                                                    1,000              1,108
AMC Entertainment Inc. 9.875% 2012 (5)                                                              1,000              1,095
Tyco International Group SA 6.125% 2009 (5)                                                         1,000              1,088
Xerox Corp. 7.125% 2010 (5)                                                                         1,000              1,065
Fairfax Financial Holdings Ltd. 6.875% 2008                                                         1,000              1,045
Quintiles Transnational Corp. 10.00% 2013 (3)                                                       1,000              1,045
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007 (5)                   1,000              1,035
Quebecor Media Inc. 11.125% 2011                                                                      875              1,008
Motorola, Inc. 8.00% 2011 (5)                                                                         840              1,005
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013 (5)            590                611
Centennial Communications Corp., Centennial Cellular
   Operating Co. LLC and Centennial Puerto Rico Operating Corp. 8.125% 2014 (3)                       425                394
Micron Technology, Inc. 6.50% 2005 (3) (5)                                                          1,000              1,000
Triton PCS, Inc.:
 8.75% 2011                                                                                           375                356
 9.375% 2011                                                                                          500                485
 8.50% 2013                                                                                           125                134
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement
   Asset-backed Bonds, 6.125% 2027 (expected maturity 2014) (1) (5)                                 1,000                970
United Rentals (North America), Inc.: (3)
 7.75% 2013                                                                                           500                490
 7.00% 2014                                                                                           500                473
Sprint Capital Corp.:
 6.00% 2007                                                                                           250                272
 7.625% 2011                                                                                          580                678
General Maritime Corp. 10.00% 2013 (5)                                                                825                928
MDC Holdings, Inc. 5.50% 2013 (5)                                                                     900                926
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (1)  (3)                              826                921
Western Wireless Corp. 9.25% 2013                                                                     875                903
Laidlaw International, Inc. 10.75% 2011 (3)                                                           800                900
RH Donnelley Inc. 10.875% 2012 (3)                                                                    750                898
SLM Corp., Series A, 5.00% 2015 (5)                                                                   875                889
Eldorado Resorts LLC 10.50% 2006 (5)                                                                  879                888
Tenet Healthcare Corp. 6.375% 2011                                                                  1,000                870
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                               750                851
Technical Olympic USA, Inc. 10.375% 2012                                                              750                849
Open Joint Stock Co. Gazprom 9.125% 2007                                                              750                845
WH Holdings and WH Capital 9.50% 2011 (3) (5)                                                         800                840
Amkor Technology, Inc. 9.25% 2008 (5)                                                                 750                831
Buffets, Inc. 11.25% 2010 (5)                                                                         750                829
Koppers Inc. 9.875% 2013 (3) (5)                                                                      750                829
Stone Container Corp. 9.75% 2011                                                                      500                561
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                             250                265
FelCor Lodging LP 9.00% 2011 (2)                                                                      750                808
Hollinger Participation Trust 12.125% 2010 (2)  (3)  (7)                                              697                808
Packaging Corp. of America 5.75% 2013 (5)                                                             755                796
Regal Cinemas Corp., Series B, 9.375% 2012                                                            700                795
Toys "R" Us, Inc.:
 7.875% 2013                                                                                          475                501
 7.375% 2018                                                                                          295                291
Argosy Gaming Co. 7.00% 2014 (3) (5)                                                                  750                789
Playtex Products, Inc. 8.00% 2011 (3) (5)                                                             750                784
Airgas, Inc. 6.25% 2014 (3)                                                                           750                776
Allied Waste North America, Inc.:
 Series B, 8.875% 2008 (5)                                                                            250                282
 5.75% 2011 (3)                                                                                       250                243
 6.125% 2014 (3)                                                                                      250                243
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012 (5)                    750                767
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031 (1)                700                755
Dex Media, Inc. 8.00% 2013 (3) (5)                                                                    750                748
Equistar Chemicals, LP:
 10.125% 2008                                                                                         325                351
 8.75% 2009                                                                                           150                154
Lyondell Chemical Co. 11.125% 2012                                                                    225                243
Hospitality Properties Trust 6.75% 2013 (5)                                                           690                747
Salton, Inc. 12.25% 2008                                                                              750                739
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033 (1) (5)                   654                716
ON Semiconductor Corp. 13.00% 2008 (2) (5)                                                            536                651
WCI Communities, Inc.:
 10.625% 2011 (5)                                                                                     325                369
 9.125% 2012                                                                                          250                280
Wells Fargo & Co. 3.50% 2008 (5)                                                                      625                641
Bayer Hypo-Vereinsbank 8.741% 2031 (3)                                                                500                631
Saks Inc. 9.875% 2011                                                                                 500                618
Pemex Project Funding Master Trust 9.125% 2010                                                        500                615
Government National Mortgage Assn.: (1)
 6.00% 2013 (5)                                                                                       526                560
 8.50% 2021                                                                                            19                 21
 6.50% 2029                                                                                            19                 20
Western Oil Sands Inc. 8.375% 2012                                                                    500                599
Sanmina-SCI Corp. 10.375% 2010                                                                        500                593
RBS Capital Trust I noncumulative trust preferred 4.709% (undated)                                    600                591
Liberty Media Corp. 7.875% 2009 (5)                                                                   500                591
RailAmerica Transportation Corp. 12.875% 2010                                                         500                586
Office Depot, Inc. 6.25% 2013 (5)                                                                     525                572
Del Monte Corp., Series B, 8.625% 2012 (5)                                                            500                565
Household Finance Corp. 6.40% 2008 (5)                                                                500                563
NextMedia Operating, Inc. 10.75% 2011 (5)                                                             500                563
Steel Dynamics, Inc. 9.50% 2009                                                                       500                561
Viasystems, Inc. 10.50% 2011 (3)                                                                      500                561
Centex Corp. 4.75% 2008 (5)                                                                           525                554
Premcor Refining Group Inc. 7.75% 2012 (5)                                                            500                550
Royal Caribbean Cruises Ltd. 7.00% 2007                                                               500                543
Washington Mutual, Inc. 5.625% 2007 (5)                                                               500                542
Entravision Communications Corp. 8.125% 2009                                                          500                539
Argentina (Republic of):
 11.75% 2009 (8)                                                                                      210                 66
 1.234% 2012 (2)                                                                                      600                404
 12.25% 2018 (7)  (8)                                                                                 223                 66
Host Marriott, LP, Series K, 7.125% 2013                                                              500                521
Dominion Resources, Inc., Series B, 4.125% 2008 (5)                                                   500                519
Cincinnati Bell Inc. 7.25% 2013 (5)                                                                   500                508
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (1)  (3) (5)                                  470                505
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.67% 2034 (1)  (2)             494                505
Visteon Corp. 7.00% 2014                                                                              500                498
First Union National Bank Commercial Mortgage Trust, Series 2000-C1,
  Class A-1, 7.739% 2032 (1) (5)                                                                      439                495
Payless ShoeSource, Inc. 8.25% 2013                                                                   500                489
CS First Boston Mortgage Securities Corp., Series 2004-AR1,
 '  Class II-A-1, 4.833% 2034 (1)  (2)                                                                467                479
Electronic Data Systems Corp., Series B, 6.00% 2013 (2) (5)                                           490                476
Nalco Co. 7.75% 2011 (3) (5)                                                                          450                473
Associated Materials Inc. 0%/11.25% 2014 (3)  (6)                                                     750                459
MetLife, Inc. 3.911% 2005 (5)                                                                         440                451
NTELOS Inc. 9.00% convertible bond 2013  (3) (9)                                                      395                436
AT&T Wireless Services, Inc. 8.125% 2012 (5)                                                          345                421
Gold Kist Inc. 10.25% 2014 (3)                                                                        400                406
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                 350                390
Nortek, Inc. 10.00% 2011 (3)  (5) (6)                                                                 500                383
Winn-Dixie Stores, Inc. 8.875% 2008                                                                   375                334
Telenet Group Holding NV 0%/11.50% 2014 (3)  (6)                                                      490                301
Clear Channel Communications, Inc. 7.65% 2010 (5)                                                     250                297
Telstra Corp. Ltd. 6.375% 2012                                                                        250                286
Toll Brothers, Inc. 6.875% 2012                                                                       250                284
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.54% 2027 (1)  (2)  (3)                 253                281
Verizon Global Funding Corp. 7.375% 2012 (5)                                                          220                263
Schering-Plough Corp. 5.30% 2013                                                                      250                261
Georgia-Pacific Corp. 8.25% 2023                                                                      250                259
ICI Wilmington, Inc. 4.375% 2008                                                                      250                257
International Game Technology 8.375% 2009                                                             200                243
Young Broadcasting Inc. 10.00% 2011 (5)                                                               170                183
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022 (1)                                 158                161
Southern Capital Corp. Pass-Through Trust, Series 2002-1, Class G,
  MBIA insured, 5.70% 2023 (1)  (3)                                                                   116                124
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                    100                 88
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (10)                                                     375                 45
                                                                                                                     474,500


TOTAL BONDS AND NOTES (cost: $1,251,809,000)                                                                       1,372,328



                                                                                                                      MARKET
                                                                                                                       VALUE
EQUITY-RELATED SECURITIES - 0.13%                                                                  SHARES              (000)


SpectraSite, Inc.  (9) (11)                                                                        37,290     US$      1,176
NTELOS Inc.  (9) (11)                                                                              33,891                740
GT Group Telecom Inc., warrants, expire 2010  (3)  (9) (11)                                         1,000                  0


TOTAL EQUITY-RELATED SECURITIES (cost: $1,759,000)                                                                     1,916



                                                                                                   PRINCIPAL           MARKET
                                                                                                    AMOUNT             VALUE
SHORT-TERM SECURITIES - 4.27%                                                                       (000)              (000)

CORPORATE SHORT-TERM NOTES  -  3.59%
KFW International Finance Inc. 1.00% due 4/7/2004 (3)                                       US$    10,030     US$     10,028
KFW International Finance Inc. 1.00% due 5/3/2004 (3)                                               5,820              5,815
Bank of Ireland 1.025% due 5/17/2004 (3)                                                           10,500             10,486
New Center Asset Trust 1.06% due 4/1/2004                                                          10,200             10,200
American Honda Finance Corp. 1.02% due 5/19/2004                                                    5,700              5,692
GlaxoSmithKline Finance PLC 1.00% due 4/5/2004                                                      5,000              4,999
Barton Capital Corp. 1.03% due 4/26/2004 (3)                                                        5,000              4,996
                                                                                                                      52,216

U.S. TREASURIES  -  0.34%
U.S. Treasury Bills 0.90% due 5/20/2004 (5)                                                         5,000              4,994


FEDERAL AGENCY DISCOUNT NOTES  -  0.34%
Fannie Mae 1.015% due 5/5/2004 (5)                                                                  4,900              4,895


TOTAL SHORT-TERM SECURITIES (cost: $62,105,000)                                                                       62,105

TOTAL INVESTMENT SECURITIES (cost: $1,315,673,000)                                                                 1,436,349
Other assets less liabilities                                                                                         18,528

NET ASSETS                                                                                                    US$  1,454,877

(1) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(2)  Coupon rate may change periodically.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(6)  Step bond; coupon rate will increase at a later date.
(7) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(8)  Scheduled interest payments not made; reorganization pending.
(9) Valued under fair value procedures adopted by authority of the Board of Directors.
(10) Company not making scheduled interest payments; bankruptcy proceedings pending.
(11) Security did not produce income during the last 12 months.


See Notes to Financial Statements



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                  unaudited

at March 31, 2004
(dollars and shares in thousands,except per-share amounts)

ASSETS:
 Investment securities at market (cost: $1,315,673)                  $1,436,349
 Cash                                                                       917
 Receivables for:
  Sales of investments                                  $   555
  Sales of fund's shares                                  8,328
  Open forward currency contracts                         5,671
  Closed forward currency contracts                       2,215
  Dividends and interest                                 23,452          40,221
                                                                      1,477,487
LIABILITIES:
 Payables for:
  Purchases of investments                               17,522
  Repurchases of fund's shares                            1,514
  Open forward currency contracts                           444
  Closed forward currency contracts                       1,793
  Investment advisory services                              654
  Services provided by affiliates                           392
  Deferred Directors' compensation                           52
  Other fees and expenses                                   239          22,610
NET ASSETS AT MARCH 31, 2004                                         $1,454,877

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                          $1,315,150
 Distributions in excess of net investment income                        (5,583)
 Undistributed net realized gain                                         19,247
 Net unrealized appreciation                                            126,063
NET ASSETS AT MARCH 31, 2004                                         $1,454,877


TOTAL AUTHORIZED CAPITAL STOCK - 200,000 SHARES, $0.001 PAR VALUE

                                                     SHARES      NET ASSET VALUE
                                  NET ASSETS      OUTSTANDING     PER SHARE (1)

Class A                           $1,080,100          56,719          $19.04
Class B                               71,879           3,791           18.96
Class C                               94,534           5,001           18.90
Class F                              134,265           7,077           18.97
Class 529-A                           16,840             883           19.08
Class 529-B                            3,822             201           19.02
Class 529-C                            8,637             454           19.02
Class 529-E                              883              46           19.03
Class 529-F                              986              52           19.01
Class R-1                                895              47           19.02
Class R-2                              7,286             383           19.00
Class R-3                              4,672             246           19.03
Class R-4                                584              31           19.06
Class R-5                             29,494           1,549           19.04


(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $19.78 and $19.82, respectively.


See Notes to Financial Statements



STATEMENT OF OPERATIONS                                               unaudited
for the six months ended March 31, 2004                  (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest (net of non-U.S. withholding
            tax of $22)                                 $28,209
  Dividends                                                  50       $28,259

 Fees and expenses:
  Investment advisory services                            3,467
  Distribution services                                   2,148
  Transfer agent services                                   616
  Administrative services                                   239
  Reports to shareholders                                    81
  Registration statement and prospectus                     108
  Postage, stationery and supplies                           92
  Directors' compensation                                    18
  Auditing and legal                                         63
  Custodian                                                 140
  State and local taxes                                      21
  Other                                                      22
  Total expenses before reimbursement                     7,015
   Reimbursement of expenses                                 87         6,928
 Net investment income                                                 21,331

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain on:
  Investments                                            20,238
  Non-U.S. currency transactions                          4,769        25,007
 Net unrealized appreciation on:
  Investments                                            36,245
  Non-U.S. currency translations                          1,433        37,678
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                               62,685

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $84,016


See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS                        (dollars in thousands)

                                                                                    Six months ended             Year ended
                                                                                     March 31, 2004*         September 30, 2003

OPERATIONS:
 Net investment income                                                                  $21,331                   $34,300
 Net realized gain on investments and non-U.S. currency transactions                     25,007                       583
 Net unrealized appreciation on investments and non-U.S. currency translations           37,678                   113,635
  Net increase in net assets resulting from operations                                   84,016                   148,518

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME AND CURRENCY GAINS            (40,255)                  (22,556)

CAPITAL SHARE TRANSACTIONS                                                              373,795                   334,271

TOTAL INCREASE IN NET ASSETS                                                            417,556                   460,233

NET ASSETS:
 Beginning of period                                                                  1,037,321                   577,088
 End of period (including distributions in excess of and undistributed
  net investment income: $(5,583) and $13,341, respectively)                         $1,454,877                $1,037,321

*Unaudited

See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS                                         unaudited


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Capital World Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

-------------------------------------------------------------------------------------------------------------
                         Initial sales          Contingent deferred sales
 Share class                charge                charge upon redemption         Conversion feature
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Classes A and 529-A      Up to 3.75%            None (except 1% for certain      None
                                                redemptions within one year of
                                                purchase without an initial
                                                sales charge)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Classes B and 529-B      None                   Declines from 5% to zero for     Classes B and 529-B
                                                for redemptions within six       convert to classes A
                                                years of purchase                and 529-A, respectively,
                                                                                 after eight years
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Class C                  None                   1% for redemptions within        Class C converts to Class F
                                                one year of purchase             after 10 years
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Class 529-C              None                   1% for redemptions within        None
                                                one year of purchase
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Class 529-E              None                   None                             None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Classes F and 529-F      None                   None                             None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,   None                   None                             None
   R-4 and R-5
-------------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

     FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

     MORTGAGE  DOLLAR  ROLLS - The fund may  enter  into  mortgage  dollar  roll transactions  in  which  the fund  sells a  mortgage-backed  security  to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.


2.  NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. For the six months ended March 31, 2004, non-U.S. taxes recorded based on realized gains were $152,000 and non-U.S. taxes recorded based on unrealized gains were $18,000.


3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses;
deferred expenses; cost of investments sold; paydowns on investments; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of March 31, 2004, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $1,315,674,000.

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                         (dollars in thousands)
Undistributed net investment income and currency gains                 $12,198
Accumulated short-term capital losses                                   (3,408)
Undistributed long-term capital gains                                    4,703
Gross unrealized appreciation on investment securities                 124,784
Gross unrealized depreciation on investment securities                  (4,109)

Accumulated short-term capital losses above include capital loss carryforwards of $716,000, $1,694,000, $2,178,000 and $1,164,000 expiring in 2008, 2009, 2010 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.


Tax basis distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):


                         Six months ended                Year ended
SHARE CLASS               March 31, 2004             September 30, 2003

Class A                      $ 31,462                     $ 19,751
Class B                         1,789                          755
Class C                         1,935                          520
Class F                         3,011                          740
Class 529-A                       401                          130
Class 529-B                        87                           27
Class 529-C                       174                           51
Class 529-E                        27                            8
Class 529-F                        22                            3
Class R-1                          25                            8
Class R-2                         137                           16
Class R-3                         195                           12
Class R-4                          12                            -*
Class R-5                         978                          535
Total                        $ 40,255                     $ 22,556

* Amount less than one thousand.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. At the beginning of the period, these fees were based on a declining series of annual rates beginning with 0.650% on the first $500 million of daily net assets and decreasing to 0.500% on such assets in excess of $1 billion. The Board of Directors approved an amended agreement effective November 1, 2003, reducing the rate on the first $500 million of daily net assets from 0.650% to 0.570%. Until the effective date, CRMC voluntarily reduced investment advisory services fees to the rates provided by the amended agreement. As a result, for the six months ended March 31, 2004, the fee shown on the accompanying financial statements of $3,467,000, which was equivalent to an annualized rate of 0.569%, was voluntarily reduced by $68,000 to $3,399,000, or 0.557% of average daily net assets.


CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2004, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

      ------------------------------------------------------------------
                                      Currently
      Share class                   approved limits        Plan limits
      ------------------------------------------------------------------
      ------------------------------------------------------------------
      Class A                           0.30%                  0.30%
      ------------------------------------------------------------------
      ------------------------------------------------------------------
      Class 529-A                       0.30                   0.50
      ------------------------------------------------------------------
      ------------------------------------------------------------------
      Classes B and 529-B               1.00                   1.00
      ------------------------------------------------------------------
      ------------------------------------------------------------------
      Classes C, 529-C and R-1          1.00                   1.00
      ------------------------------------------------------------------
      ------------------------------------------------------------------
      Class R-2                         0.75                   1.00
      ------------------------------------------------------------------
      ------------------------------------------------------------------
      Classes 529-E and R-3             0.50                   0.75
      ------------------------------------------------------------------
      ------------------------------------------------------------------
      Classes F, 529-F and R-4          0.25                   0.50
      ------------------------------------------------------------------

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. For the six months ended March 31, 2004, the total fees paid by CRMC were $19,000. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.


         Expenses under the agreements described on the previous page for the six months ended March 31, 2004, were as follows (dollars in thousands):

         ==============================================================================================================
                                                                             ADMINISTRATIVE SERVICES
                                                           ------------------------------------------------------------
                                                                                                     COMMONWEALTH OF
                                                                  CRMC                                   VIRGINIA
                          DISTRIBUTION    TRANSFER AGENT     ADMINISTRATIVE      TRANSFER AGENT      ADMINISTRATIVE
           SHARE CLASS      SERVICES         SERVICES           SERVICES           SERVICES             SERVICES
         --------------------------------------------------------------------------------------------------------------
             Class A         $1,271            $573          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B           314               43          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C           343           Included             $51                 $15            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           116           Included              69                  16            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A          16           Included              10                  2                   $6
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B          16           Included               2                  1                    2
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C          33           Included               5                  2                    3
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E          2            Included               1                  -*                  -*
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          1            Included               1                  -*                   1
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1           4            Included               1                  1             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2           18           Included               3                  24            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3           14           Included               4                  5             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4           -*           Included              -*                  -*            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              14                  -*            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $2,148            $616               $161                $66                 $12
         ==============================================================================================================
         * Amount less than one thousand.


DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $10,000 in current fees (either paid in cash or deferred) and a net increase of $8,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

SHARE CLASS                              SALES(1)       REINVESTMENTS OF DIVIDENDS        REPURCHASES(1)            NET INCREASE
                                     AMOUNT     SHARES     AMOUNT        SHARES        AMOUNT         SHARES       AMOUNT  SHARES
SIX MONTHS ENDED MARCH 31, 2004
Class A                           $ 310,335     16,567    $ 28,030        1,503     $ (118,338)       (6,354)  $ 220,027   11,716
Class B                              23,473      1,259       1,591           86        (11,511)         (619)     13,553      726
Class C                              54,905      2,957       1,660           89        (11,280)         (612)     45,285    2,434
Class F                              82,316      4,411       2,704          145        (13,113)         (704)     71,907    3,852
Class 529-A                           7,472        397         401           22           (925)          (49)      6,948      370
Class 529-B                           1,140         61          87            5           (179)          (10)      1,048       56
Class 529-C                           3,706        198         174            9           (406)          (22)      3,474      185
Class 529-E                             344         18          27            1           (268)          (14)        103        5
Class 529-F                             607         33          22            1            (18)           (1)        611       33
Class R-1                               512         28          25            1           (488)          (27)         49        2
Class R-2                             4,696        251         137            7           (611)          (33)      4,222      225
Class R-3                            17,328        924         195           11        (14,981)         (795)      2,542      140
Class R-4                               329         17          12            1             (9)           -*         332       18
Class R-5                             4,748        254         860           46         (1,914)         (102)      3,694      198
Total net increase
   (decrease)                     $ 511,911     27,375    $ 35,925        1,927     $ (174,041)       (9,342)  $ 373,795   19,960


YEAR ENDED SEPTEMBER 30, 2003
Class A                           $ 524,729     30,608    $ 17,833        1,065     $ (340,241)      (19,776)  $ 202,321   11,897
Class B                              53,204      3,104         668           40        (21,718)       (1,264)     32,154    1,880
Class C                              72,048      4,182         480           28        (40,206)       (2,328)     32,322    1,882
Class F                              70,377      4,063         657           39        (31,360)       (1,851)     39,674    2,251
Class 529-A                           7,647        444         130            8           (702)          (40)      7,075      412
Class 529-B                           2,125        125          27            2           (163)          (10)      1,989      117
Class 529-C                           3,870        228          51            3           (346)          (20)      3,575      211
Class 529-E                             636         37           8            1            (28)           (2)        616       36
Class 529-F                             322         19           3           -*              -             -         325       19
Class R-1                               875         51           8            1           (264)          (15)        619       37
Class R-2                             3,238        186          16            1           (533)          (31)      2,721      156
Class R-3                             2,286        131          11            1           (496)          (29)      1,801      103
Class R-4                               391         22          -*           -*           (163)           (9)        228       13
Class R-5                            10,861        613         460           28         (2,470)         (140)      8,851      501
Total net increase
   (decrease)                     $ 752,609     43,813    $ 20,352        1,217     $ (438,690)      (25,515)  $ 334,271   19,515

*    Amount less than one thousand.
(1)  Includes exchanges between share classes of the fund.


6. FORWARD CURRENCY CONTRACTS

As of March 31, 2004, the fund had open forward currency contracts to purchase or sell non-U.S. currencies as follows:

                             Contract amount           U.S. valuations at March 31, 2004

                                                                                  Unrealized
                                                                                  appreciation
                                   Non-U.S.            U.S.        Amount        (depreciation)
Non-U.S. currency contracts         (000)             (000)        (000)              (000)

PURCHASES:

 Australian dollars
  expiring 6/18/2004        A$        4,431        $ 3,250       $ 3,350             $ 100

 Canadian dollars
  expiring 5/5/2004         C$        4,441          3,313         3,379                66

 Euros
  expiring 4/7-7/30/2004    Euro     19,775         24,479        24,281              (198)

 Japanese yen
  expiring 4/7-9/17/2004    Yen  18,743,673        175,608       180,060             4,452

 New Zealand dollars
  expiring 6/18/2004        NZ$       5,041          3,250         3,327                77

 Swedish kronor
  expiring 6/16/2004        SKr      21,949          2,894         2,900                 6

                                                   212,794       217,297             4,503
SALES:

 British pounds
  expiring 6/28/2004        Lira      1,771          3,199         3,234               (35)

 Euros
  expiring 4/13-7/2/2004    Euro     42,063         52,468        51,675               793

 Norwegian kroner
  expiring 7/30/2004        NOK       6,000            871           872                (1)

 Swedish kronor
  expiring 5/27-6/28/2004   SKr      36,470          4,786         4,819               (33)

                                                    61,324        60,600               724

FORWARD CURRENCY CONTRACTS - NET                                                   $ 5,227


7. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of March 31, 2004, the total value of restricted securities was $128,382,000, which represented 8.82% of the net assets of the fund.


8. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $749,166,000 and $408,928,000, respectively, during the six months ended March 31, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2004, the custodian fee of $140,000 included $4,000 that was offset by this reduction, rather than paid in cash.



FINANCIAL HIGHLIGHTS  (1)

                                                                   Income (loss) from investment operations(2)
                                                                                    Net gains
                                                 Net asset                         (losses) on
                                                   value,         Net               securities       Total from
                                                 beginning     investment         (both realized     investment
                                                 of period       income           and unrealized)    operations
CLASS A:
 Six months ended 3/31/2004  (5)                 $18.37           $.34                $.97              $1.31
 Year ended 9/30/2003                             15.60            .72                2.55               3.27
 Year ended 9/30/2002                             14.63            .80                 .49               1.29
 Year ended 9/30/2001                             14.16            .79                 .07                .86
 Year ended 9/30/2000                             15.41            .68               (1.26)              (.58)
 Year ended 9/30/1999                             16.32            .84                (.88)              (.04)
CLASS B:
 Six months ended 3/31/2004  (5)                  18.27            .27                 .96               1.23
 Year ended 9/30/2003                             15.52            .58                2.55               3.13
 Year ended 9/30/2002                             14.59            .70                 .47               1.17
 Year ended 9/30/2001                             14.12            .71                 .04                .75
 Period from 3/15/2000 to 9/30/2000               14.74            .28                (.63)              (.35)
CLASS C:
 Six months ended 3/31/2004  (5)                  18.22            .26                 .97               1.23
 Year ended 9/30/2003                             15.48            .57                2.54               3.11
 Year ended 9/30/2002                             14.54            .69                 .47               1.16
 Period from 3/15/2001 to 9/30/2001               14.50            .42                (.34)               .08
CLASS F:
 Six months ended 3/31/2004  (5)                  18.31            .33                 .97               1.30
 Year ended 9/30/2003                             15.55            .71                2.54               3.25
 Year ended 9/30/2002                             14.59            .80                 .47               1.27
 Period from 3/16/2001 to 9/30/2001               14.44            .49                (.26)               .23
CLASS 529-A:
 Six months ended 3/31/2004  (5)                  18.41            .32                 .98               1.30
 Year ended 9/30/2003                             15.63            .72                2.56               3.28
 Period from 2/15/2002 to 9/30/2002               14.48            .50                 .81               1.31
CLASS 529-B:
 Six months ended 3/31/2004  (5)                  18.32            .25                 .97               1.22
 Year ended 9/30/2003                             15.56            .55                2.56               3.11
 Period from 2/25/2002 to 9/30/2002               14.42            .41                 .85               1.26
CLASS 529-C:
 Six months ended 3/31/2004  (5)                  18.32            .25                 .98               1.23
 Year ended 9/30/2003                             15.56            .56                2.55               3.11
 Period from 2/28/2002 to 9/30/2002               14.43            .41                 .85               1.26
CLASS 529-E:
 Six months ended 3/31/2004  (5)                  18.35            .30                 .97               1.27
 Year ended 9/30/2003                             15.59            .65                2.55               3.20
 Period from 5/16/2002 to 9/30/2002               14.81            .29                 .56                .85
CLASS 529-F:
 Six months ended 3/31/2004  (5)                  18.36            .32                 .96               1.28
 Year ended 9/30/2003                             15.60            .69                2.56               3.25
 Period from 9/17/2002 to 9/30/2002               15.48            .03                 .09                .12
CLASS R-1:
 Six months ended 3/31/2004  (5)                 $18.32           $.26                $.98              $1.24
 Year ended 9/30/2003                             15.57            .58                2.54               3.12
 Period from 6/28/2002 to 9/30/2002               15.32            .18                 .07                .25
CLASS R-2:
 Six months ended 3/31/2004  (5)                  18.32            .26                 .98               1.24
 Year ended 9/30/2003                             15.57            .58                2.55               3.13
 Period from 7/9/2002 to 9/30/2002                15.34            .17                 .06                .23
CLASS R-3:
 Six months ended 3/31/2004  (5)                  18.32            .30                1.00               1.30
 Year ended 9/30/2003                             15.59            .64                2.53               3.17
 Period from 7/16/2002 to 9/30/2002               15.50            .16                (.07)               .09
CLASS R-4:
 Six months ended 3/31/2004  (5)                  18.40            .33                 .98               1.31
 Year ended 9/30/2003                             15.63            .70                2.57               3.27
 Period from 8/15/2002 to 9/30/2002               15.28            .20                 .15                .35
CLASS R-5:
 Six months ended 3/31/2004  (5)                  18.38            .37                 .97               1.34
 Year ended 9/30/2003                             15.62            .77                2.54               3.31
 Period from 5/15/2002 to 9/30/2002               14.79            .34                 .58                .92

                                                        Dividends and distributions

                                             Dividends
                                             (from net     Distributions           Total          Net asset
                                             investment    (from capital       dividends and      value, end        Total
                                              income)         gains)           distributions      of period       return (3)
CLASS A:
 Six months ended 3/31/2004  (5)              $(.64)           $ -                $(.64)           $19.04           7.24%
 Year ended 9/30/2003                          (.50)             -                 (.50)            18.37          21.34
 Year ended 9/30/2002                          (.32)             -                 (.32)            15.60           8.97
 Year ended 9/30/2001                          (.39)             -                 (.39)            14.63           6.18
 Year ended 9/30/2000                          (.60)           (.07)               (.67)            14.16          (3.89)
 Year ended 9/30/1999                          (.55)           (.32)               (.87)            15.41           (.32)
CLASS B:
 Six months ended 3/31/2004  (5)               (.54)             -                 (.54)            18.96           6.82
 Year ended 9/30/2003                          (.38)             -                 (.38)            18.27          20.41
 Year ended 9/30/2002                          (.24)             -                 (.24)            15.52           8.10
 Year ended 9/30/2001                          (.28)             -                 (.28)            14.59           5.35
 Period from 3/15/2000 to 9/30/2000            (.27)             -                 (.27)            14.12          (2.34)
CLASS C:
 Six months ended 3/31/2004  (5)               (.55)             -                 (.55)            18.90           6.81
 Year ended 9/30/2003                          (.37)             -                 (.37)            18.22          20.33
 Year ended 9/30/2002                          (.22)             -                 (.22)            15.48           8.10
 Period from 3/15/2001 to 9/30/2001            (.04)             -                 (.04)            14.54            .58
CLASS F:
 Six months ended 3/31/2004  (5)               (.64)             -                 (.64)            18.97           7.22
 Year ended 9/30/2003                          (.49)             -                 (.49)            18.31          21.27
 Year ended 9/30/2002                          (.31)             -                 (.31)            15.55           8.87
 Period from 3/16/2001 to 9/30/2001            (.08)             -                 (.08)            14.59           1.60
CLASS 529-A:
 Six months ended 3/31/2004  (5)               (.63)             -                 (.63)            19.08           7.18
 Year ended 9/30/2003                          (.50)             -                 (.50)            18.41          21.35
 Period from 2/15/2002 to 9/30/2002            (.16)             -                 (.16)            15.63           9.08
CLASS 529-B:
 Six months ended 3/31/2004  (5)               (.52)             -                 (.52)            19.02           6.75
 Year ended 9/30/2003                          (.35)             -                 (.35)            18.32          20.22
 Period from 2/25/2002 to 9/30/2002            (.12)             -                 (.12)            15.56           8.80
CLASS 529-C:
 Six months ended 3/31/2004  (5)               (.53)             -                 (.53)            19.02           6.78
 Year ended 9/30/2003                          (.35)             -                 (.35)            18.32          20.24
 Period from 2/28/2002 to 9/30/2002            (.13)             -                 (.13)            15.56           8.76
CLASS 529-E:
 Six months ended 3/31/2004  (5)               (.59)             -                 (.59)            19.03           7.01
 Year ended 9/30/2003                          (.44)             -                 (.44)            18.35          20.84
 Period from 5/16/2002 to 9/30/2002            (.07)             -                 (.07)            15.59           5.77
CLASS 529-F:
 Six months ended 3/31/2004  (5)               (.63)             -                 (.63)            19.01           7.07
 Year ended 9/30/2003                          (.49)             -                 (.49)            18.36          21.19
 Period from 9/17/2002 to 9/30/2002              -               -                   -              15.60            .77
CLASS R-1:
 Six months ended 3/31/2004  (5)              $(.54)           $ -                $(.54)           $19.02           6.85%
 Year ended 9/30/2003                          (.37)             -                 (.37)            18.32          20.33
 Period from 6/28/2002 to 9/30/2002              -               -                   -              15.57           1.63
CLASS R-2:
 Six months ended 3/31/2004  (5)               (.56)             -                 (.56)            19.00           6.86
 Year ended 9/30/2003                          (.38)             -                 (.38)            18.32          20.38
 Period from 7/9/2002 to 9/30/2002               -               -                   -              15.57           1.50
CLASS R-3:
 Six months ended 3/31/2004  (5)               (.59)             -                 (.59)            19.03           7.08
 Year ended 9/30/2003                          (.44)             -                 (.44)            18.32          20.81
 Period from 7/16/2002 to 9/30/2002              -               -                   -              15.59            .58
CLASS R-4:
 Six months ended 3/31/2004  (5)               (.65)             -                 (.65)            19.06           7.19
 Year ended 9/30/2003                          (.50)             -                 (.50)            18.40          21.34
 Period from 8/15/2002 to 9/30/2002              -               -                   -              15.63           2.29
CLASS R-5:
 Six months ended 3/31/2004  (5)               (.68)             -                 (.68)            19.04           7.40
 Year ended 9/30/2003                          (.55)             -                 (.55)            18.38          21.60
 Period from 5/15/2002 to 9/30/2002            (.09)             -                 (.09)            15.62           6.20

                                                                                                                      Ratio of
                                       Net assets,             Ratio of expenses            Ratio of expenses         net income
                                      end of period          to average net assets        to average net assets       to average
                                      (in millions)           before reimbursement        after reimbursement (4)     net assets

CLASS A:
 Six months ended 3/31/2004  (5)        $1,080                       1.05%  (6)                    1.04%  (6)           3.59%  (6)
 Year ended 9/30/2003                      827                       1.09                          1.04                 4.22
 Year ended 9/30/2002                      517                       1.16                          1.08                 5.38
 Year ended 9/30/2001                      399                       1.13                          1.12                 5.46
 Year ended 9/30/2000                      416                       1.12                          1.12                 4.66
 Year ended 9/30/1999                      554                       1.08                          1.08                 4.66
CLASS B:
 Six months ended 3/31/2004  (5)            72                       1.79   (6)                    1.78   (6)           2.85   (6)
 Year ended 9/30/2003                       56                       1.86                          1.81                 3.40
 Year ended 9/30/2002                       18                       1.92                          1.84                 4.65
 Year ended 9/30/2001                        4                       1.86                          1.85                 4.92
 Period from 3/15/2000 to 9/30/2000          1                       1.81   (6)                    1.81   (6)           3.99   (6)
CLASS C:
 Six months ended 3/31/2004  (5)            94                       1.86   (6)                    1.85   (6)           2.77   (6)
 Year ended 9/30/2003                       47                       1.92                          1.87                 3.32
 Year ended 9/30/2002                       11                       1.98                          1.90                 4.60
 Period from 3/15/2001 to 9/30/2001          2                       1.99   (6)                    1.98   (6)           5.34   (6)
CLASS F:
 Six months ended 3/31/2004  (5)           134                       1.08   (6)                    1.07   (6)           3.54   (6)
 Year ended 9/30/2003                       59                       1.16                          1.11                 4.09
 Year ended 9/30/2002                       15                       1.24                          1.16                 5.34
 Period from 3/16/2001 to 9/30/2001          3                       1.21   (6)                    1.20   (6)           6.30   (6)
CLASS 529-A:
 Six months ended 3/31/2004  (5)            17                       1.18   (6)                    1.17   (6)           3.45   (6)
 Year ended 9/30/2003                        9                       1.07                          1.02                 4.16
 Period from 2/15/2002 to 9/30/2002          2                       1.33   (6)                    1.25   (6)           5.26   (6)
CLASS 529-B:
 Six months ended 3/31/2004  (5)             4                       1.98   (6)                    1.97   (6)           2.66   (6)
 Year ended 9/30/2003                        2                       2.04                          1.99                 3.19
 Period from 2/25/2002 to 9/30/2002          -  (7)                  2.08   (6)                    2.00   (6)           4.51   (6)
CLASS 529-C:
 Six months ended 3/31/2004  (5)             9                       1.96   (6)                    1.95   (6)           2.67   (6)
 Year ended 9/30/2003                        5                       2.02                          1.97                 3.22
 Period from 2/28/2002 to 9/30/2002          1                       2.07   (6)                    1.99   (6)           4.53   (6)
CLASS 529-E:
 Six months ended 3/31/2004  (5)             1                       1.43   (6)                    1.42   (6)           3.22   (6)
 Year ended 9/30/2003                        1                       1.48                          1.43                 3.71
 Period from 5/16/2002 to 9/30/2002          -  (7)                   .62                           .54                 1.92
CLASS 529-F:
 Six months ended 3/31/2004  (5)             1                       1.19   (6)                    1.18   (6)           3.44   (6)
 Year ended 9/30/2003                        -  (7)                  1.23                          1.18                 3.94
 Period from 9/17/2002 to 9/30/2002          -  (7)                   .08                            -    (8)            .20
CLASS R-1:
 Six months ended 3/31/2004  (5)            $1                       1.96%  (6)                    1.84%  (6)           2.80%  (6)
 Year ended 9/30/2003                        1                       2.15                          1.86                 3.32
 Period from 6/28/2002 to 9/30/2002          -  (7)                   .62                           .47                 1.17
CLASS R-2:
 Six months ended 3/31/2004  (5)             7                       2.55   (6)                    1.81   (6)           2.80   (6)
 Year ended 9/30/2003                        3                       2.91                          1.81                 3.29
 Period from 7/9/2002 to 9/30/2002           -  (7)                  1.79                          .42                  1.08
CLASS R-3:
 Six months ended 3/31/2004  (5)             5                       1.46   (6)                    1.42   (6)           3.19   (6)
 Year ended 9/30/2003                        2                       1.73                          1.43                 3.68
 Period from 7/16/2002 to 9/30/2002          -  (7)                   .64                           .32                 1.02
CLASS R-4:
 Six months ended 3/31/2004  (5)             1                       1.16   (6)                    1.07   (6)           3.54   (6)
 Year ended 9/30/2003                        -  (7)                  2.70                          1.08                 3.94
 Period from 8/15/2002 to 9/30/2002          -  (7)                 35.55                           -     (8)           1.32
CLASS R-5:
 Six months ended 3/31/2004  (5)            29                        .75   (6)                     .74   (6)           3.90   (6)
 Year ended 9/30/2003                       25                        .81                           .76                 4.49
 Period from 5/15/2002 to 9/30/2002         13                        .37                           .29                 2.17

                                    Six months ended
                                       March 31,                   Year ended September 30
                                       2004 (5)           2003     2002     2001     2000     1999

PORTFOLIO TURNOVER RATE
  FOR ALL CLASSES OF SHARES              36%               83%      48%      61%      52%     129%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements and payments from CRMC. During some of the periods shown, CRMC voluntarily reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement share classes (except Class R-5), CRMC voluntarily agreed to pay a portion of the fees related to transfer agent services.
(5)  Unaudited.
(6)  Annualized.
(7)  Amount less than $1 million.
(8)  Amount less than .01 percent.


See Notes to Financial Statements



OTHER SHARE CLASS RESULTS                                            unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529

                                                                                                          Life
Returns for periods ended March 31, 2004:                                            1 Year             of class

CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%,
     payable only if shares are sold within six years of purchase                    +10.61%            +8.88% (1)
Not reflecting CDSC                                                                  +15.61%            +9.26% (1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares are sold within
     one year of purchase                                                            +14.55%           +11.62% (2)
Not reflecting CDSC                                                                  +15.55%           +11.62% (2)

CLASS F SHARES (3)
Not reflecting annual asset-based fee charged by sponsoring firm                     +16.49%           +12.69% (4)

CLASS 529-A SHARES
Reflecting 3.75% maximum sales charge                                                +12.02%           +15.84% (5)
Not reflecting maximum sales charge                                                  +16.41%           +17.93% (5)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable only if shares are
     sold within six years of purchase                                               +10.47%           +15.67% (6)
Not reflecting CDSC                                                                  +15.47%           +17.29% (6)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares are sold within
     one year of purchase                                                            +14.50%           +17.36% (7)
Not reflecting CDSC                                                                  +15.50%           +17.36% (7)

CLASS 529-E SHARES (3)                                                               +16.01%           +18.18% (8)

CLASS 529-F SHARES (3)
Not reflecting annual asset-based fee charged by sponsoring firm                     +16.22%           +19.10% (9)

Figures shown on this page are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from March 16, 2001, when Class F shares were first sold.
(5) Average annual total return from February 15, 2002, when Class 529-A shares were first sold.
(6) Average annual total return from February 25, 2002, when Class 529-B shares were first sold.
(7) Average annual total return from February 28, 2002, when Class 529-C shares were first sold.
(8) Average annual total return from May 16, 2002, when Class 529-E shares were first sold.
(9) Average annual total return from September 17, 2002, when Class 529-F shares were first sold.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Capital World Bond Fund. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.74 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.81 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.03 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF CAPITAL WORLD BOND FUND AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of Capital World Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o    A LONG-TERM, VALUE-ORIENTED APPROACH
     Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o    AN UNPARALLELED GLOBAL RESEARCH EFFORT
     American Funds draws on one of the industry's most globally integrated research networks.

o    THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
     Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o    EXPERIENCED INVESTMENT PROFESSIONALS
     The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o    A COMMITMENT TO LOW OPERATING EXPENSES
     American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World FundSM
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income FundSM
   Fundamental InvestorsSM
   The Investment Company of America(R)
   Washington Mutual Investors FundSM

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income TrustSM
   The Bond Fund of AmericaSM
>  CAPITAL WORLD BOND FUND(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities FundSM

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of AmericaSM
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of AmericaSM
   The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust


Lit. No. MFGESR-931-0504

Litho in USA WG/INS/8098

Printed on recycled paper






ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND, INC.


By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: June 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: June 8, 2004



By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer

Date: June 8, 2004